SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL
SHARE CAPITAL

10 SHARE CAPITAL

As at 30 June 2026, the Group had share capital of £88m pertaining to 8,820,906,422 of ordinary shares at £0.01 each (31 December 2025: £90m pertaining to 8,952,353,648 of ordinary shares at £0.01 each  and 30 June 2025: £90m pertaining to 8,988,533,553 of ordinary shares at £0.01 each).

The decrease in the number of shares outstanding was due to a number of transactions during the year. On 25 February 2026, Haleon plc announced a capital allocation of £500 million for share buybacks during 2025. On 12 March 2026, the Group announced the commencement of an on-market share buyback programme for up to an aggregate of £500m; during this programme, the Company repurchased 131,447,226 ordinary shares.

All ordinary shares are issued and fully paid. All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued.